UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09749

Lifetime Achievement Fund, Inc.
(Exact name of Registrant as specified in Charter)

15858 West Dodge Road
Suite 310
Omaha, NE 68118
 (Address of principal executive offices)(zip code)

Manarin Investment Counsel, Ltd.
15858 West Dodge Road
Suite 310
Omaha, NE  68118
  (Name and address of agent for service)

Registrant's telephone number, including area code: (402) 330-1166

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Lifetime Achievement Fund, Inc.
SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

Item 1.  Schedule of Investments.

	Shares	Value
Mutual Funds: 126.9%
Alger Capital Appreciation Fund - Class A * †	1,338,108	$11,240,107
Allianz NFJ Small-Cap Value Fund - Class A †	592,681	9,737,746
Delaware Small Cap Value Fund - Class A † #	404,955	7,811,577
Franklin Gold and Precious Metals Fund - Class A †	345,040	9,833,647
Franklin MicroCap Value Fund - Class A †	454,610	8,273,904
Franklin Mutual Discovery Fund - Class A †	54,234	1,187,186
Franklin Small Cap Value Fund - Class A †	449,313	10,370,138
John Hancock Classic Value Fund - Class A †	1,099,999	10,009,993
JPMorgan Value Advantage Fund - Class A †	783,518	7,772,496
OCM Gold Fund - Class A * †	230,299	3,928,893
Pioneer Oak Ridge Small Cap Growth Fund - Class A †	420,139	6,718,015
Polaris Global Value Fund - Class A †	770,108	5,575,581
Templeton Growth Fund - Class A †	869,175	9,882,525
Wintergreen Fund - Class A †	566,327	4,462,659

Total Mutual Funds (Cost $138,636,876)		106,804,467

Exchange Traded Funds: 3.5%
iShares Dow Jones US Home Construction Index Fund †	336,600	2,941,884

Total Exchange Traded Funds (Cost $6,056,466)		2,941,884

Equity Securities: 3.6%
Information Technology: 0.1%
SoftBrands, Inc. * †	371,575	100,325

Telecommunication Services: 3.5%
Level 3 Communications, Inc. * †	3,150,000	2,898,000

Total Equity Securities (Cost $14,839,463)		2,998,325

	Principal Amount
Short Term Investments: 0.8%
UMB Bank, n.a. Money Market Fiduciary ±	$692,632	692,632

Total Short Term Investments (Cost $692,632)		692,632

Total Investments: 134.8% (Cost $160,225,437)		113,437,308
Liabilities less other assets: (34.8)%		(29,255,073)

Net Assets: 100.0%		$84,182,235

Footnotes:

* Non-income producing security.

† As of March 31, 2009, all or portion of the security has been pledged as collateral for a Fund loan.  The market value of the securities in the pledged account totaled $112,744,676 as of March 31, 2009.  See Note 6 of the Annual Report dated December 31, 2008 for more information.

# The security is valued at its fair value as determined in good faith by Manarin Investment Council Ltd., investment advisor to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees.

± The short-term investment earns interest at variable rates.  At March 31, 2009, the interest rate was 0.05%.

 The accompanying notes are an integral part of the Schedule of Investments.

LIFETIME ACHIEVEMENT FUND
NQ - 3/31/2009

1.  Tax Information

At March 31, 2009, the cost of securities, on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of Investments	$160,683,465

Gross Unrealized Appreciation	$5,170,024
Gross Unrealized (Depreciation)	(52,416,181)
Net Unrealized Depreciation on Investments	$(47,246,157)

2.  Statement of Financial Accounting Standards No. 157

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels:

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investment in Securities
Level 1 – Quoted Prices	$105,625,731
Level 2 – Other Significant Observable Inputs	7,811,577
Level 3 – Significant Unobservable Inputs	-
Total	$113,437,308

Item 2.  Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as amended, as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lifetime Achievement Fund, Inc.

By:	/s/ Roland R. Manarin
Roland R. Manarin
Principal Executive Officer
Date:	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Roland R. Manarin
Roland R. Manarin
Principal Executive Officer
Date:	April 20, 2009

By:	/s/ Aron Huddleston
Aron D. Huddleston
Principal Financial Officer
Date:	April 20, 2009